SCHEDULE OF RETIREMENT AND SUPPLEMENTAL BENEFIT OBLIGATION IN CONSOLIDATED BALANCE SHEET (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Retirement Benefits [Abstract]
End of period	$ 52,350	$ 60,913
Less: net amount due within one year	(8,809)	(9,338)
Net amount due after one year	$ 43,541	$ 51,575